FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account A indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco V.I. American Franchise Series I Shares (1)
AB International Value Class A Shares (1)	Invesco V.I. American Value Series I Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco V.I. Comstock Series I Shares (1)
AB Relative Value Class A Shares (1)	Invesco V.I. Core Equity Series I Shares (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	Invesco V.I. EQV International Equity Series I Shares (1)
American Century VP Ultra® Class I Shares (1)	Invesco V.I. Main Street Series II Shares (1)
American Funds - Asset Allocation Class 2 Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
American Funds - Growth Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
American Funds - International Class 2 Shares (1)	MFS® Growth Initial Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	PIMCO Real Return Administrative Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	PIMCO Total Return Administrative Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	Pioneer High Yield VCT Class II Shares (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)

BlackRock High Yield V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Small/Mid Cap Value Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Davis Value (1)	TA TS&W International Equity Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA WMC US Growth Initial Class (2)
Federated Hermes Kaufmann II Primary Shares (1)	TA WMC US Growth Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Wanger Acorn (1)
Franklin Templeton Foreign Class 2 Shares (1)	Wanger International (1)
Franklin Templeton Growth Class 2 Shares (1)

(1)   Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account A since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	12,897.157	$238,151	$228,409	$22	$228,431	5,942	$36.729241	$39.662947
AB International Value Class A Shares	1,105.179	14,612	16,346	-	16,346	2,067	7.393590	7.907885
AB Large Cap Growth Class A Shares	107,295.841	6,313,209	7,993,540	(7)	7,993,533	97,802	30.588868	86.808125
AB Relative Value Class A Shares	17,524.656	487,901	516,977	-	516,977	13,844	37.194677	37.991544
AB Sustainable Global Thematic Growth Class A Shares	103,587.578	2,494,963	3,436,000	12	3,436,012	184,315	18.642025	18.642025
American Century VP Ultra® Class I Shares	10,569.638	202,704	271,111	1	271,112	4,867	53.242758	58.511257
American Funds - Asset Allocation Class 2 Shares	20,681.741	449,086	486,641	(8)	486,633	16,977	28.612338	30.897957
American Funds - Growth Class 2 Shares	21,483.633	1,648,118	2,109,693	(1)	2,109,692	34,774	58.609355	63.290770
American Funds - Growth-Income Class 2 Shares	10,023.569	487,362	584,374	(1)	584,373	14,479	38.640259	41.727080
American Funds - International Class 2 Shares	117,907.090	1,814,344	2,052,762	3	2,052,765	93,634	21.187368	22.880260
American Funds - The Bond Fund of America Class 2 Shares	26,354.108	252,832	247,729	(1)	247,728	20,293	11.837852	12.783581
BlackRock Advantage Large Cap Core V.I. Class I Shares	714,791.157	15,632,437	14,631,775	13	14,631,788	149,530	41.996262	113.755958
BlackRock Advantage Large Cap Value V.I. Class I Shares	364,432.152	3,537,542	3,607,878	16	3,607,894	91,208	31.718811	40.146681
BlackRock Advantage SMID Cap V.I. Class I Shares	471,355.707	10,971,388	9,983,314	2	9,983,316	87,395	35.304748	120.596164
BlackRock Basic Value V.I. Class I Shares	983,405.967	13,119,694	12,725,273	(2)	12,725,271	158,646	30.695610	99.393506
BlackRock Capital Appreciation V.I. Class I Shares	833,177.801	6,843,084	7,082,011	(12)	7,081,999	173,689	31.919526	52.789264
BlackRock Equity Dividend V.I. Class I Shares	94,683.994	1,049,904	1,006,491	-	1,006,491	11,550	87.140261	87.140261
BlackRock Global Allocation V.I. Class I Shares	943,638.545	15,752,489	15,390,745	(11)	15,390,734	315,054	25.385140	54.751503
BlackRock Government Money Market V.I. Class I Shares	7,301,286.661	7,301,287	7,301,287	(80)	7,301,207	563,915	9.413225	13.579726
BlackRock High Yield V.I. Class I Shares	561,149.852	3,928,253	3,838,265	19,596	3,857,861	101,497	22.395534	49.168885
BlackRock International V.I. Class I Shares	393,285.325	4,266,140	3,968,249	-	3,968,249	160,614	19.151069	25.994990
BlackRock Large Cap Focus Growth V.I. Class I Shares	257,475.900	4,196,212	4,897,192	10	4,897,202	104,457	46.443478	56.150760
BlackRock Managed Volatility V.I. Class I Shares	80,567.786	1,064,516	1,067,523	-	1,067,523	37,232	28.672098	28.672098
BlackRock S&P 500 Index V.I. Class I Shares	806,519.842	19,305,764	23,872,987	(12)	23,872,975	381,576	31.868052	68.929862
BlackRock Total Return V.I. Class I Shares	525,695.552	5,973,782	5,377,865	16,558	5,394,423	277,589	12.700716	25.857411
Davis Value	604,866.314	4,334,247	3,774,366	-	3,774,366	116,911	28.915931	36.665212
Eaton Vance VT Floating-Rate Income	61,199.617	526,156	529,377	(1,337)	528,040	34,756	15.014344	16.214144
Federated Hermes Kaufmann II Primary Shares	61,425.905	1,118,435	1,068,811	(3)	1,068,808	27,536	36.994446	40.517773
Federated Hermes Managed Volatility II Primary Shares	14,828.398	134,580	133,752	-	133,752	11,601	11.387057	11.634496
Franklin Templeton Foreign Class 2 Shares	9,045.974	109,729	128,815	-	128,815	7,270	17.029153	18.390276
Franklin Templeton Growth Class 2 Shares	4,487.215	44,987	53,802	(1)	53,801	2,881	18.446550	19.920404
Invesco V.I. American Franchise Series I Shares	19,229.147	1,138,459	1,133,751	5	1,133,756	32,545	20.172885	41.572610
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-	11.419703	11.542440
Invesco V.I. Comstock Series I Shares	187,174.472	3,341,358	3,681,722	2	3,681,724	100,405	34.035871	37.343812
Invesco V.I. Core Equity Series I Shares	95,664.712	2,912,006	2,802,019	(1)	2,802,018	96,126	27.951746	29.171597
Invesco V.I. EQV International Equity Series I Shares	14,808.109	509,894	504,808	(1)	504,807	28,377	16.803391	30.280565
Invesco V.I. Main Street Series II Shares	-	-	-	-	-	-	35.913931	38.782897
Invesco V.I. Main Street Mid Cap Series I Shares	13,049.616	127,168	127,756	-	127,756	4,488	28.145960	30.394633
Janus Henderson - Enterprise Service Shares	681.202	41,209	46,574	(69)	46,505	1,050	42.782946	45.758202
Janus Henderson - Forty Service Shares	4,804.293	152,954	204,134	(26)	204,108	4,161	48.268276	51.624641
MFS® Growth Initial Class	94,998.823	5,403,749	5,727,479	(3)	5,727,476	102,910	26.560627	79.101908
PIMCO CommodityRealReturn® Strategy Administrative Class	43,657.142	327,893	233,566	1	233,567	29,610	7.670582	8.283735
PIMCO Low Duration Administrative Class	140,092.507	1,346,153	1,344,888	(715)	1,344,173	116,310	11.216721	11.996606

See accompanying notes.	2

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

PIMCO Real Return Administrative Class	85,014.469	$1,040,035	$983,617	$(2,243)	$981,374	68,013	$13.946760	$15.061157
PIMCO Total Return Administrative Class	819,970.951	8,433,668	7,527,333	(1,863)	7,525,470	449,025	14.553312	19.103781
Pioneer High Yield VCT Class II Shares	5,941.642	47,270	48,603	(349)	48,254	2,514	18.289006	19.750206
TA Aegon Sustainable Equity Income Service Class	103,429.190	1,805,652	1,893,788	3	1,893,791	128,721	14.484664	15.069793
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	12.099327	12.888829
TA International Focus Initial Class	124,526.186	1,077,068	1,079,642	(3)	1,079,639	87,439	12.347300	12.347300
TA Janus Balanced Service Class	7,784.536	124,810	123,930	-	123,930	7,927	15.423707	15.846934
TA Janus Mid-Cap Growth Service Class	33,286.673	1,043,494	924,371	36	924,407	33,958	26.701047	28.013595
TA JPMorgan Enhanced Index Initial Class	1,952.921	42,701	46,694	(3)	46,691	2,344	19.818763	20.330459
TA Morgan Stanley Global Allocation Service Class	1,342.810	16,373	17,081	(1)	17,080	1,336	12.788047	12.822605
TA Multi-Managed Balanced Service Class	4,497.087	69,558	67,007	-	67,007	4,319	15.306806	15.726817
TA Small/Mid Cap Value Service Class	78,584.554	1,593,525	1,426,310	(1)	1,426,309	48,207	28.935855	30.824125
TA T. Rowe Price Small Cap Initial Class	54,483.319	714,416	620,565	(2)	620,563	38,513	16.087202	16.544670
TA TS&W International Equity Service Class	6,668.168	86,939	95,421	-	95,421	8,077	11.663506	11.964746
TA WMC US Growth Initial Class	619.751	18,617	22,218	-	22,218	589	36.531316	38.964065
TA WMC US Growth Service Class	48,583.263	1,452,957	1,651,831	(5)	1,651,826	44,070	36.516458	38.898915
Wanger Acorn	35,186.591	368,032	469,037	(6)	469,031	13,161	34.652362	37.421602
Wanger International	56,120.176	957,501	1,143,729	-	1,143,729	70,853	15.748047	16.843268

See accompanying notes.	3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount

Net Assets as of December 31, 2021:	$253,122	$73,863	$9,694,972	$719,235

Investment Income:
Reinvested Dividends	2,328	2,834	-	6,921
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,018	865	99,852	8,974

Net Investment Income (Loss)	(690)	1,969	(99,852)	(2,053)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,654	-	866,031	78,775
Realized Gain (Loss) on Investments	22,800	(4,944)	348,120	43,716

Net Realized Capital Gains (Losses) on Investments	54,454	(4,944)	1,214,151	122,491
Net Change in Unrealized Appreciation (Depreciation)	(95,463)	(7,871)	(3,939,743)	(160,017)

Net Gain (Loss) on Investment	(41,009)	(12,815)	(2,725,592)	(37,526)

Net Increase (Decrease) in Net Assets Resulting from Operations	(41,699)	(10,846)	(2,825,444)	(39,579)

Increase (Decrease) in Net Assets from Contract Transactions	(15,471)	(3,170)	(357,786)	(201,800)

Total Increase (Decrease) in Net Assets	(57,170)	(14,016)	(3,183,230)	(241,379)

Net Assets as of December 31, 2022:	$195,952	$59,847	$6,511,742	$477,856

Investment Income:
Reinvested Dividends	2,178	130	-	7,416
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,871	244	98,471	7,657

Net Investment Income (Loss)	(693)	(114)	(98,471)	(241)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,157	-	480,865	38,996
Realized Gain (Loss) on Investments	(1,731)	3,095	402,934	(1,822)

Net Realized Capital Gains (Losses) on Investments	15,426	3,095	883,799	37,174
Net Change in Unrealized Appreciation (Depreciation)	17,305	2,896	1,301,173	11,837

Net Gain (Loss) on Investment	32,731	5,991	2,184,972	49,011

Net Increase (Decrease) in Net Assets Resulting from Operations	32,038	5,877	2,086,501	48,770

Increase (Decrease) in Net Assets from Contract Transactions	441	(49,378)	(604,710)	(9,649)

Total Increase (Decrease) in Net Assets	32,479	(43,501)	1,481,791	39,121

Net Assets as of December 31, 2023:	$228,431	$16,346	$7,993,533	$516,977

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Sustainable Global Thematic Growth Class A Shares Subaccount	American Century VP Ultra® Class I Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$4,192,808	$305,957	$614,580	$2,679,210

Investment Income:
Reinvested Dividends	-	-	9,094	6,703
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,407	3,144	8,946	33,622

Net Investment Income (Loss)	(43,407)	(3,144)	148	(26,919)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	323,451	24,710	55,088	302,218
Realized Gain (Loss) on Investments	27,628	5,539	34,003	(74,377)

Net Realized Capital Gains (Losses) on Investments	351,079	30,249	89,091	227,841
Net Change in Unrealized Appreciation (Depreciation)	(1,478,873)	(127,179)	(179,650)	(1,031,807)

Net Gain (Loss) on Investment	(1,127,794)	(96,930)	(90,559)	(803,966)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,171,201)	(100,074)	(90,411)	(830,885)

Increase (Decrease) in Net Assets from Contract Transactions	(8,166)	(7,752)	(87,781)	(20,359)

Total Increase (Decrease) in Net Assets	(1,179,367)	(107,826)	(178,192)	(851,244)

Net Assets as of December 31, 2022:	$3,013,441	$198,131	$436,388	$1,827,966

Investment Income:
Reinvested Dividends	9,186	-	10,232	6,812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,906	3,231	8,073	30,610

Net Investment Income (Loss)	(33,720)	(3,231)	2,159	(23,798)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	190,049	16,614	17,438	106,529
Realized Gain (Loss) on Investments	26,816	3,533	502	33,022

Net Realized Capital Gains (Losses) on Investments	216,865	20,147	17,940	139,551
Net Change in Unrealized Appreciation (Depreciation)	251,325	64,265	33,126	479,981

Net Gain (Loss) on Investment	468,190	84,412	51,066	619,532

Net Increase (Decrease) in Net Assets Resulting from Operations	434,470	81,181	53,225	595,734

Increase (Decrease) in Net Assets from Contract Transactions	(11,899)	(8,200)	(2,980)	(314,008)

Total Increase (Decrease) in Net Assets	422,571	72,981	50,245	281,726

Net Assets as of December 31, 2023:	$3,436,012	$271,112	$486,633	$2,109,692

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Growth-Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - The Bond Fund of America Class 2 Shares Subaccount	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$750,616	$2,630,840	$443,820	$19,662,062

Investment Income:
Reinvested Dividends	7,216	37,399	10,632	137,496
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,380	34,733	6,078	208,008

Net Investment Income (Loss)	(2,164)	2,666	4,554	(70,512)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	62,960	308,777	4,500	236,934
Realized Gain (Loss) on Investments	12,200	(440,036)	(51,980)	(3,208,444)

Net Realized Capital Gains (Losses) on Investments	75,160	(131,259)	(47,480)	(2,971,510)
Net Change in Unrealized Appreciation (Depreciation)	(207,808)	(457,978)	(16,917)	(919,748)

Net Gain (Loss) on Investment	(132,648)	(589,237)	(64,397)	(3,891,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,812)	(586,571)	(59,843)	(3,961,770)

Increase (Decrease) in Net Assets from Contract Transactions	(102,521)	(110,732)	(46,912)	(2,547,970)

Total Increase (Decrease) in Net Assets	(237,333)	(697,303)	(106,755)	(6,509,740)

Net Assets as of December 31, 2022:	$513,283	$1,933,537	$337,065	$13,152,322

Investment Income:
Reinvested Dividends	7,431	25,852	8,436	117,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,565	31,982	4,711	188,686

Net Investment Income (Loss)	(1,134)	(6,130)	3,725	(71,126)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,719	-	-	-
Realized Gain (Loss) on Investments	6,009	20,272	(3,142)	(973,968)

Net Realized Capital Gains (Losses) on Investments	35,728	20,272	(3,142)	(973,968)
Net Change in Unrealized Appreciation (Depreciation)	85,067	251,838	8,441	3,943,905

Net Gain (Loss) on Investment	120,795	272,110	5,299	2,969,937

Net Increase (Decrease) in Net Assets Resulting from Operations	119,661	265,980	9,024	2,898,811

Increase (Decrease) in Net Assets from Contract Transactions	(48,571)	(146,752)	(98,361)	(1,419,345)

Total Increase (Decrease) in Net Assets	71,090	119,228	(89,337)	1,479,466

Net Assets as of December 31, 2023:	$584,373	$2,052,765	$247,728	$14,631,788

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$4,318,662	$12,790,625	$14,892,776	$9,489,491

Investment Income:
Reinvested Dividends	65,080	95,407	189,016	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,183	142,568	186,191	95,167

Net Investment Income (Loss)	12,897	(47,161)	2,825	(95,167)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,545	79,447	1,282,055	318,783
Realized Gain (Loss) on Investments	(215,041)	(244,018)	(433,010)	(536,405)

Net Realized Capital Gains (Losses) on Investments	(130,496)	(164,571)	849,045	(217,622)
Net Change in Unrealized Appreciation (Depreciation)	(260,597)	(1,998,573)	(1,736,258)	(3,328,105)

Net Gain (Loss) on Investment	(391,093)	(2,163,144)	(887,213)	(3,545,727)

Net Increase (Decrease) in Net Assets Resulting from Operations	(378,196)	(2,210,305)	(884,388)	(3,640,894)

Increase (Decrease) in Net Assets from Contract Transactions	(136,752)	(731,708)	(1,502,716)	(265,950)

Total Increase (Decrease) in Net Assets	(514,948)	(2,942,013)	(2,387,104)	(3,906,844)

Net Assets as of December 31, 2022:	$3,803,714	$9,848,612	$12,505,672	$5,582,647

Investment Income:
Reinvested Dividends	54,303	89,301	215,770	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,111	129,584	168,699	89,684

Net Investment Income (Loss)	6,192	(40,283)	47,071	(89,684)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	134,543	-	484,188	360,495
Realized Gain (Loss) on Investments	(77,472)	(545,847)	(477,838)	(234,432)

Net Realized Capital Gains (Losses) on Investments	57,071	(545,847)	6,350	126,063
Net Change in Unrealized Appreciation (Depreciation)	343,444	2,103,853	1,684,302	2,412,116

Net Gain (Loss) on Investment	400,515	1,558,006	1,690,652	2,538,179

Net Increase (Decrease) in Net Assets Resulting from Operations	406,707	1,517,723	1,737,723	2,448,495

Increase (Decrease) in Net Assets from Contract Transactions	(602,527)	(1,383,019)	(1,518,124)	(949,143)

Total Increase (Decrease) in Net Assets	(195,820)	134,704	219,599	1,499,352

Net Assets as of December 31, 2023:	$3,607,894	$9,983,316	$12,725,271	$7,081,999

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$1,043,043	$20,433,926	$6,273,958	$4,527,498

Investment Income:
Reinvested Dividends	16,801	-	85,129	210,821
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,449	230,268	83,577	55,459

Net Investment Income (Loss)	3,352	(230,268)	1,552	155,362

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,630	209,398	-	-
Realized Gain (Loss) on Investments	3,963	(202,645)	-	(115,520)

Net Realized Capital Gains (Losses) on Investments	118,593	6,753	-	(115,520)
Net Change in Unrealized Appreciation (Depreciation)	(175,301)	(3,175,604)	-	(557,440)

Net Gain (Loss) on Investment	(56,708)	(3,168,851)	-	(672,960)

Net Increase (Decrease) in Net Assets Resulting from Operations	(53,356)	(3,399,119)	1,552	(517,598)

Increase (Decrease) in Net Assets from Contract Transactions	(7,820)	(1,889,170)	(490,876)	(318,051)

Total Increase (Decrease) in Net Assets	(61,176)	(5,288,289)	(489,324)	(835,649)

Net Assets as of December 31, 2022:	$981,867	$15,145,637	$5,784,634	$3,691,849

Investment Income:
Reinvested Dividends	19,982	328,093	335,910	245,742
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,191	205,289	96,007	52,230

Net Investment Income (Loss)	6,791	122,804	239,903	193,512

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,239	-	-	-
Realized Gain (Loss) on Investments	3,663	(205,065)	-	(59,633)

Net Realized Capital Gains (Losses) on Investments	51,902	(205,065)	-	(59,633)
Net Change in Unrealized Appreciation (Depreciation)	42,155	1,700,512	-	279,703

Net Gain (Loss) on Investment	94,057	1,495,447	-	220,070

Net Increase (Decrease) in Net Assets Resulting from Operations	100,848	1,618,251	239,903	413,582

Increase (Decrease) in Net Assets from Contract Transactions	(76,224)	(1,373,154)	1,276,670	(247,570)

Total Increase (Decrease) in Net Assets	24,624	245,097	1,516,573	166,012

Net Assets as of December 31, 2023:	$1,006,491	$15,390,734	$7,301,207	$3,857,861

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock International V.I. Class I Shares Subaccount	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$5,152,175	$6,237,977	$1,167,151	$25,037,938

Investment Income:
Reinvested Dividends	32,122	-	-	312,022
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,121	60,268	15,410	295,024

Net Investment Income (Loss)	(22,999)	(60,268)	(15,410)	16,998

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129,493	249,799	-	957,607
Realized Gain (Loss) on Investments	(42,320)	(15,152)	5,963	829,519

Net Realized Capital Gains (Losses) on Investments	87,173	234,647	5,963	1,787,126
Net Change in Unrealized Appreciation (Depreciation)	(1,378,290)	(2,558,213)	63,057	(6,601,682)

Net Gain (Loss) on Investment	(1,291,117)	(2,323,566)	69,020	(4,814,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,314,116)	(2,383,834)	53,610	(4,797,558)

Increase (Decrease) in Net Assets from Contract Transactions	(234,823)	(298,201)	(34,762)	(622,861)

Total Increase (Decrease) in Net Assets	(1,548,939)	(2,682,035)	18,848	(5,420,419)

Net Assets as of December 31, 2022:	$3,603,236	$3,555,942	$1,185,999	$19,617,519

Investment Income:
Reinvested Dividends	32,760	-	91,876	299,654
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,371	58,657	15,059	299,801

Net Investment Income (Loss)	(20,611)	(58,657)	76,817	(147)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	84,772	-	878,284
Realized Gain (Loss) on Investments	5,450	77,643	36,581	217,768

Net Realized Capital Gains (Losses) on Investments	5,450	162,415	36,581	1,096,052
Net Change in Unrealized Appreciation (Depreciation)	622,395	1,631,777	(93,582)	3,646,715

Net Gain (Loss) on Investment	627,845	1,794,192	(57,001)	4,742,767

Net Increase (Decrease) in Net Assets Resulting from Operations	607,234	1,735,535	19,816	4,742,620

Increase (Decrease) in Net Assets from Contract Transactions	(242,221)	(394,275)	(138,292)	(487,164)

Total Increase (Decrease) in Net Assets	365,013	1,341,260	(118,476)	4,255,456

Net Assets as of December 31, 2023:	$3,968,249	$4,897,202	$1,067,523	$23,872,975

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Total Return V.I. Class I Shares Subaccount	Davis Value Subaccount	Eaton Vance VT Floating-Rate Income Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount

Net Assets as of December 31, 2021:	$7,588,945	$4,617,478	$750,325	$1,639,600

Investment Income:
Reinvested Dividends	150,929	47,661	29,543	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	89,784	53,433	9,624	16,278

Net Investment Income (Loss)	61,145	(5,772)	19,919	(16,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,158	838,834	-	149,116
Realized Gain (Loss) on Investments	(292,964)	(273,917)	(45,318)	(48,556)

Net Realized Capital Gains (Losses) on Investments	(291,806)	564,917	(45,318)	100,560
Net Change in Unrealized Appreciation (Depreciation)	(892,783)	(1,522,278)	(4,944)	(587,653)

Net Gain (Loss) on Investment	(1,184,589)	(957,361)	(50,262)	(487,093)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,123,444)	(963,133)	(30,343)	(503,371)

Increase (Decrease) in Net Assets from Contract Transactions	(611,206)	(244,273)	(135,924)	(87,668)

Total Increase (Decrease) in Net Assets	(1,734,650)	(1,207,406)	(166,267)	(591,039)

Net Assets as of December 31, 2022:	$5,854,295	$3,410,072	$584,058	$1,048,561

Investment Income:
Reinvested Dividends	212,689	45,948	45,089	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,467	49,008	8,120	14,277

Net Investment Income (Loss)	136,222	(3,060)	36,969	(14,277)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	367,041	-	-
Realized Gain (Loss) on Investments	(146,887)	(254,718)	(2,008)	1,138

Net Realized Capital Gains (Losses) on Investments	(146,887)	112,323	(2,008)	1,138
Net Change in Unrealized Appreciation (Depreciation)	242,524	839,019	14,546	148,249

Net Gain (Loss) on Investment	95,637	951,342	12,538	149,387

Net Increase (Decrease) in Net Assets Resulting from Operations	231,859	948,282	49,507	135,110

Increase (Decrease) in Net Assets from Contract Transactions	(691,731)	(583,988)	(105,525)	(114,863)

Total Increase (Decrease) in Net Assets	(459,872)	364,294	(56,018)	20,247

Net Assets as of December 31, 2023:	$5,394,423	$3,774,366	$528,040	$1,068,808

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Federated Hermes Managed Volatility II Primary Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount

Net Assets as of December 31, 2021:	$160,426	$170,343	$130,722	$1,621,286

Investment Income:
Reinvested Dividends	2,627	4,712	184	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,978	2,060	1,647	15,207

Net Investment Income (Loss)	649	2,652	(1,463)	(15,207)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,937	-	-	274,373
Realized Gain (Loss) on Investments	(16,109)	(18,884)	(23,734)	148,730

Net Realized Capital Gains (Losses) on Investments	16,828	(18,884)	(23,734)	423,103
Net Change in Unrealized Appreciation (Depreciation)	(41,337)	1,171	8,592	(882,557)

Net Gain (Loss) on Investment	(24,509)	(17,713)	(15,142)	(459,454)

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,860)	(15,061)	(16,605)	(474,661)

Increase (Decrease) in Net Assets from Contract Transactions	(4,909)	(3,521)	(352)	(284,268)

Total Increase (Decrease) in Net Assets	(28,769)	(18,582)	(16,957)	(758,929)

Net Assets as of December 31, 2022:	$131,657	$151,761	$113,765	$862,357

Investment Income:
Reinvested Dividends	2,445	3,878	1,710	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,834	1,662	827	13,538

Net Investment Income (Loss)	611	2,216	883	(13,538)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	22,361
Realized Gain (Loss) on Investments	(995)	5,333	6,779	21,540

Net Realized Capital Gains (Losses) on Investments	(995)	5,333	6,779	43,901
Net Change in Unrealized Appreciation (Depreciation)	9,375	17,878	6,061	297,932

Net Gain (Loss) on Investment	8,380	23,211	12,840	341,833

Net Increase (Decrease) in Net Assets Resulting from Operations	8,991	25,427	13,723	328,295

Increase (Decrease) in Net Assets from Contract Transactions	(6,896)	(48,373)	(73,687)	(56,896)

Total Increase (Decrease) in Net Assets	2,095	(22,946)	(59,964)	271,399

Net Assets as of December 31, 2023:	$133,752	$128,815	$53,801	$1,133,756

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. American Value Series I Shares Subaccount	Invesco V.I. Comstock Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. EQV International Equity Series I Shares Subaccount

Net Assets as of December 31, 2021:	$-	$4,209,470	$3,377,360	$599,264

Investment Income:
Reinvested Dividends	-	62,772	25,172	8,637
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	55,603	37,621	7,794

Net Investment Income (Loss)	-	7,169	(12,449)	843

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	119,648	427,796	55,095
Realized Gain (Loss) on Investments	-	338,262	34,785	(3,951)

Net Realized Capital Gains (Losses) on Investments	-	457,910	462,581	51,144
Net Change in Unrealized Appreciation (Depreciation)	-	(479,320)	(1,173,303)	(167,154)

Net Gain (Loss) on Investment	-	(21,410)	(710,722)	(116,010)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(14,241)	(723,171)	(115,167)

Increase (Decrease) in Net Assets from Contract Transactions	-	(361,279)	(135,512)	(21,797)

Total Increase (Decrease) in Net Assets	-	(375,520)	(858,683)	(136,964)

Net Assets as of December 31, 2022:	$-	$3,833,950	$2,518,677	$462,300

Investment Income:
Reinvested Dividends	-	65,596	19,313	976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	50,374	35,944	7,695

Net Investment Income (Loss)	-	15,222	(16,631)	(6,719)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	403,785	62,323	365
Realized Gain (Loss) on Investments	-	51,873	(21,878)	(3,112)

Net Realized Capital Gains (Losses) on Investments	-	455,658	40,445	(2,747)
Net Change in Unrealized Appreciation (Depreciation)	-	(91,731)	501,209	83,996

Net Gain (Loss) on Investment	-	363,927	541,654	81,249

Net Increase (Decrease) in Net Assets Resulting from Operations	-	379,149	525,023	74,530

Increase (Decrease) in Net Assets from Contract Transactions	-	(531,375)	(241,682)	(32,023)

Total Increase (Decrease) in Net Assets	-	(152,226)	283,341	42,507

Net Assets as of December 31, 2023:	$-	$3,681,724	$2,802,018	$504,807

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series I Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Forty Service Shares Subaccount

Net Assets as of December 31, 2021:	$51,929	$142,206	$48,676	$244,878

Investment Income:
Reinvested Dividends	459	433	112	91
Investment Expense:
Mortality and Expense Risk and Administrative Charges	640	1,951	560	2,592

Net Investment Income (Loss)	(181)	(1,518)	(448)	(2,501)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,936	25,871	7,288	29,702
Realized Gain (Loss) on Investments	(2,886)	(10,232)	2,362	(18,660)

Net Realized Capital Gains (Losses) on Investments	13,050	15,639	9,650	11,042
Net Change in Unrealized Appreciation (Depreciation)	(23,613)	(35,929)	(17,593)	(92,389)

Net Gain (Loss) on Investment	(10,563)	(20,290)	(7,943)	(81,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,744)	(21,808)	(8,391)	(83,848)

Increase (Decrease) in Net Assets from Contract Transactions	(3,365)	(4,318)	(144)	(3,831)

Total Increase (Decrease) in Net Assets	(14,109)	(26,126)	(8,535)	(87,679)

Net Assets as of December 31, 2022:	$37,820	$116,080	$40,141	$157,199

Investment Income:
Reinvested Dividends	-	349	41	226
Investment Expense:
Mortality and Expense Risk and Administrative Charges	335	1,926	580	2,639

Net Investment Income (Loss)	(335)	(1,577)	(539)	(2,413)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,271	-
Realized Gain (Loss) on Investments	(8,292)	(1,152)	60	1,014

Net Realized Capital Gains (Losses) on Investments	(8,292)	(1,152)	3,331	1,014
Net Change in Unrealized Appreciation (Depreciation)	14,882	17,490	3,719	58,977

Net Gain (Loss) on Investment	6,590	16,338	7,050	59,991

Net Increase (Decrease) in Net Assets Resulting from Operations	6,255	14,761	6,511	57,578

Increase (Decrease) in Net Assets from Contract Transactions	(44,075)	(3,085)	(147)	(10,669)

Total Increase (Decrease) in Net Assets	(37,820)	11,676	6,364	46,909

Net Assets as of December 31, 2023:	$-	$127,756	$46,505	$204,108

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Growth Initial Class Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount	PIMCO Real Return Administrative Class Subaccount

Net Assets as of December 31, 2021:	$7,343,556	$320,954	$1,802,941	$1,327,171

Investment Income:
Reinvested Dividends	-	66,218	24,353	78,843
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,740	4,425	22,385	16,390

Net Investment Income (Loss)	(76,740)	61,793	1,968	62,453

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	619,970	-	-	-
Realized Gain (Loss) on Investments	240,544	90,398	(112,064)	(39,292)

Net Realized Capital Gains (Losses) on Investments	860,514	90,398	(112,064)	(39,292)
Net Change in Unrealized Appreciation (Depreciation)	(3,143,867)	(115,481)	(12,313)	(187,336)

Net Gain (Loss) on Investment	(2,283,353)	(25,083)	(124,377)	(226,628)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,360,093)	36,710	(122,409)	(164,175)

Increase (Decrease) in Net Assets from Contract Transactions	(260,473)	(110,037)	(332,052)	(182,290)

Total Increase (Decrease) in Net Assets	(2,620,566)	(73,327)	(454,461)	(346,465)

Net Assets as of December 31, 2022:	$4,722,990	$247,627	$1,348,480	$980,706

Investment Income:
Reinvested Dividends	-	39,070	49,283	29,596
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,277	3,722	20,073	14,484

Net Investment Income (Loss)	(73,277)	35,348	29,210	15,112

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	401,173	-	-	-
Realized Gain (Loss) on Investments	182,505	(17,441)	(2,927)	(6,783)

Net Realized Capital Gains (Losses) on Investments	583,678	(17,441)	(2,927)	(6,783)
Net Change in Unrealized Appreciation (Depreciation)	1,020,917	(40,920)	19,255	11,745

Net Gain (Loss) on Investment	1,604,595	(58,361)	16,328	4,962

Net Increase (Decrease) in Net Assets Resulting from Operations	1,531,318	(23,013)	45,538	20,074

Increase (Decrease) in Net Assets from Contract Transactions	(526,832)	8,953	(49,845)	(19,406)

Total Increase (Decrease) in Net Assets	1,004,486	(14,060)	(4,307)	668

Net Assets as of December 31, 2023:	$5,727,476	$233,567	$1,344,173	$981,374

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	PIMCO Total Return Administrative Class Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount

Net Assets as of December 31, 2021:	$10,007,158	$175,140	$2,422,391	$-

Investment Income:
Reinvested Dividends	214,882	7,197	36,783	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	119,601	2,065	30,000	-

Net Investment Income (Loss)	95,281	5,132	6,783	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	69,477	-
Realized Gain (Loss) on Investments	(615,134)	(23,577)	(157,301)	-

Net Realized Capital Gains (Losses) on Investments	(615,134)	(23,577)	(87,824)	-
Net Change in Unrealized Appreciation (Depreciation)	(980,857)	(2,975)	(236,043)	-

Net Gain (Loss) on Investment	(1,595,991)	(26,552)	(323,867)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,500,710)	(21,420)	(317,084)	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,172,376)	(19,305)	(305,367)	-

Total Increase (Decrease) in Net Assets	(2,673,086)	(40,725)	(622,451)	-

Net Assets as of December 31, 2022:	$7,334,072	$134,415	$1,799,940	$-

Investment Income:
Reinvested Dividends	262,161	4,445	35,049	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	106,102	1,157	26,860	-

Net Investment Income (Loss)	156,059	3,288	8,189	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(110,179)	(2,292)	(13,352)	-

Net Realized Capital Gains (Losses) on Investments	(110,179)	(2,292)	(13,352)	-
Net Change in Unrealized Appreciation (Depreciation)	271,398	5,237	86,992	-

Net Gain (Loss) on Investment	161,219	2,945	73,640	-

Net Increase (Decrease) in Net Assets Resulting from Operations	317,278	6,233	81,829	-

Increase (Decrease) in Net Assets from Contract Transactions	(125,880)	(92,394)	12,022	-

Total Increase (Decrease) in Net Assets	191,398	(86,161)	93,851	-

Net Assets as of December 31, 2023:	$7,525,470	$48,254	$1,893,791	$-

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Initial Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,371,043	$151,806	$1,183,926	$46,411

Investment Income:
Reinvested Dividends	32,847	1,041	-	270
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,858	1,816	14,472	587

Net Investment Income (Loss)	17,989	(775)	(14,472)	(317)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,519	14,783	158,082	4,760
Realized Gain (Loss) on Investments	(6,961)	(988)	47,704	2,285

Net Realized Capital Gains (Losses) on Investments	50,558	13,795	205,786	7,045
Net Change in Unrealized Appreciation (Depreciation)	(357,380)	(39,604)	(407,562)	(15,791)

Net Gain (Loss) on Investment	(306,822)	(25,809)	(201,776)	(8,746)

Net Increase (Decrease) in Net Assets Resulting from Operations	(288,833)	(26,584)	(216,248)	(9,063)

Increase (Decrease) in Net Assets from Contract Transactions	(34,228)	(10,002)	(107,266)	(121)

Total Increase (Decrease) in Net Assets	(323,061)	(36,586)	(323,514)	(9,184)

Net Assets as of December 31, 2022:	$1,047,982	$115,220	$860,412	$37,227

Investment Income:
Reinvested Dividends	21,666	1,382	-	343
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,552	1,734	13,140	614

Net Investment Income (Loss)	7,114	(352)	(13,140)	(271)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,557	164,914	1,975
Realized Gain (Loss) on Investments	(12,430)	(1,077)	(10,821)	2

Net Realized Capital Gains (Losses) on Investments	(12,430)	2,480	154,093	1,977
Net Change in Unrealized Appreciation (Depreciation)	116,357	12,648	(14,032)	7,884

Net Gain (Loss) on Investment	103,927	15,128	140,061	9,861

Net Increase (Decrease) in Net Assets Resulting from Operations	111,041	14,776	126,921	9,590

Increase (Decrease) in Net Assets from Contract Transactions	(79,384)	(6,066)	(62,926)	(126)

Total Increase (Decrease) in Net Assets	31,657	8,710	63,995	9,464

Net Assets as of December 31, 2023:	$1,079,639	$123,930	$924,407	$46,691

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2021:	$39,050	$-	$1,765,992	$745,895

Investment Income:
Reinvested Dividends	28	638	4,898	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	526	425	22,715	9,358

Net Investment Income (Loss)	(498)	213	(17,817)	(9,358)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,129	8,414	231,066	208,492
Realized Gain (Loss) on Investments	31	(90)	319,158	(22,797)

Net Realized Capital Gains (Losses) on Investments	5,160	8,324	550,224	185,695
Net Change in Unrealized Appreciation (Depreciation)	(12,018)	(11,603)	(701,674)	(353,058)

Net Gain (Loss) on Investment	(6,858)	(3,279)	(151,450)	(167,363)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,356)	(3,066)	(169,267)	(176,721)

Increase (Decrease) in Net Assets from Contract Transactions	(1,165)	67,704	(263,617)	(14,775)

Total Increase (Decrease) in Net Assets	(8,521)	64,638	(432,884)	(191,496)

Net Assets as of December 31, 2022:	$30,529	$64,638	$1,333,108	$554,399

Investment Income:
Reinvested Dividends	-	843	11,399	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	338	932	20,516	9,137

Net Investment Income (Loss)	(338)	(89)	(9,117)	(9,137)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	588	2,156	139,373	23,365
Realized Gain (Loss) on Investments	(4,185)	(1,123)	(23,196)	(16,382)

Net Realized Capital Gains (Losses) on Investments	(3,597)	1,033	116,177	6,983
Net Change in Unrealized Appreciation (Depreciation)	6,364	9,052	30,824	106,684

Net Gain (Loss) on Investment	2,767	10,085	147,001	113,667

Net Increase (Decrease) in Net Assets Resulting from Operations	2,429	9,996	137,884	104,530

Increase (Decrease) in Net Assets from Contract Transactions	(15,878)	(7,627)	(44,683)	(38,366)

Total Increase (Decrease) in Net Assets	(13,449)	2,369	93,201	66,164

Net Assets as of December 31, 2023:	$17,080	$67,007	$1,426,309	$620,563

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount(1)	TA WMC US Growth Service Class Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2021:	$110,469	$-	$2,158,612	$756,576

Investment Income:
Reinvested Dividends	2,864	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,239	-	23,659	8,544

Net Investment Income (Loss)	1,625	-	(23,659)	(8,544)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,705	-	316,861	203,826
Realized Gain (Loss) on Investments	(870)	-	(55,803)	(373,063)

Net Realized Capital Gains (Losses) on Investments	2,835	-	261,058	(169,237)
Net Change in Unrealized Appreciation (Depreciation)	(21,718)	-	(941,924)	(89,409)

Net Gain (Loss) on Investment	(18,883)	-	(680,866)	(258,646)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,258)	-	(704,525)	(267,190)

Increase (Decrease) in Net Assets from Contract Transactions	(6,090)	-	39,575	21,685

Total Increase (Decrease) in Net Assets	(23,348)	-	(664,950)	(245,505)

Net Assets as of December 31, 2022:	$87,121	$-	$1,493,662	$511,071

Investment Income:
Reinvested Dividends	757	8	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,223	181	21,975	6,759

Net Investment Income (Loss)	(466)	(173)	(21,975)	(6,759)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	552	44,672	-
Realized Gain (Loss) on Investments	77	24	(2,453)	18,313

Net Realized Capital Gains (Losses) on Investments	77	576	42,219	18,313
Net Change in Unrealized Appreciation (Depreciation)	12,079	3,601	525,146	77,689

Net Gain (Loss) on Investment	12,156	4,177	567,365	96,002

Net Increase (Decrease) in Net Assets Resulting from Operations	11,690	4,004	545,390	89,243

Increase (Decrease) in Net Assets from Contract Transactions	(3,390)	18,214	(387,226)	(131,283)

Total Increase (Decrease) in Net Assets	8,300	22,218	158,164	(42,040)

Net Assets as of December 31, 2023:	$95,421	$22,218	$1,651,826	$469,031

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

Wanger International Subaccount

Net Assets as of December 31, 2021:	$1,431,674

Investment Income:
Reinvested Dividends	10,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,474

Net Investment Income (Loss)	(6,267)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	201,871
Realized Gain (Loss) on Investments	(374,278)

Net Realized Capital Gains (Losses) on Investments	(172,407)
Net Change in Unrealized Appreciation (Depreciation)	(337,262)

Net Gain (Loss) on Investment	(509,669)

Net Increase (Decrease) in Net Assets Resulting from Operations	(515,936)

Increase (Decrease) in Net Assets from Contract Transactions	104,501

Total Increase (Decrease) in Net Assets	(411,435)

Net Assets as of December 31, 2022:	$1,020,239

Investment Income:
Reinvested Dividends	3,454
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,868

Net Investment Income (Loss)	(12,414)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	14,177

Net Realized Capital Gains (Losses) on Investments	14,177
Net Change in Unrealized Appreciation (Depreciation)	155,233

Net Gain (Loss) on Investment	169,410

Net Increase (Decrease) in Net Assets Resulting from Operations	156,996

Increase (Decrease) in Net Assets from Contract Transactions	(33,506)

Total Increase (Decrease) in Net Assets	123,490

Net Assets as of December 31, 2023:	$1,143,729

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

1. Organization

ML of New York Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY, Merrill Lynch Retirement Power® NY, Merrill Lynch Retirement Optimizer® NY, and Merrill Lynch Retirement Plus® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International
Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
TA WMC US Growth Initial Class	April 28, 2023
Invesco V.I. American Value Series I Shares	April 30, 2021
The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:
Subaccount	Formerly
AB Discovery Value Class A Shares	AB Small/Mid Cap Value Class A Shares
AB Relative Value Class A Shares	AB Growth and Income Class A Shares
During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:
Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$33,078	$16,178

AB International Value Class A Shares	278	49,770

AB Large Cap Growth Class A Shares	495,701	718,016

AB Relative Value Class A Shares	49,845	20,738

AB Sustainable Global Thematic Growth Class A Shares	199,235	54,808

American Century VP Ultra® Class I Shares	16,797	11,614

American Funds - Asset Allocation Class 2 Shares	30,908	14,290

American Funds - Growth Class 2 Shares	119,313	350,589

American Funds - Growth-Income Class 2 Shares	37,476	57,463

American Funds - International Class 2 Shares	107,164	260,048

American Funds - The Bond Fund of America Class 2 Shares	34,230	128,864

BlackRock Advantage Large Cap Core V.I. Class I Shares	368,520	1,858,993

BlackRock Advantage Large Cap Value V.I. Class I Shares	241,512	703,306

BlackRock Advantage SMID Cap V.I. Class I Shares	164,857	1,588,159

BlackRock Basic Value V.I. Class I Shares	865,761	1,852,625

BlackRock Capital Appreciation V.I. Class I Shares	420,249	1,098,575

BlackRock Equity Dividend V.I. Class I Shares	101,159	122,352

BlackRock Global Allocation V.I. Class I Shares	549,428	1,799,774

BlackRock Government Money Market V.I. Class I Shares	3,099,135	1,582,586

BlackRock High Yield V.I. Class I Shares	372,990	427,911

BlackRock International V.I. Class I Shares	172,278	435,111

BlackRock Large Cap Focus Growth V.I. Class I Shares	140,119	508,283

BlackRock Managed Volatility V.I. Class I Shares	138,521	199,995

BlackRock S&P 500 Index V.I. Class I Shares	1,266,264	875,195

BlackRock Total Return V.I. Class I Shares	600,881	1,155,385

Davis Value	544,166	764,175

Eaton Vance VT Floating-Rate Income	51,101	119,515

Federated Hermes Kaufmann II Primary Shares	9,909	139,049

Federated Hermes Managed Volatility II Primary Shares	2,786	9,071

Franklin Templeton Foreign Class 2 Shares	3,878	50,035

Franklin Templeton Growth Class 2 Shares	1,845	74,648

Invesco V.I. American Franchise Series I Shares	31,447	79,520

Invesco V.I. American Value Series I Shares	-	-

Invesco V.I. Comstock Series I Shares	570,781	683,146

Invesco V.I. Core Equity Series I Shares	107,233	303,222

Invesco V.I. EQV International Equity Series I Shares	20,085	58,461

Invesco V.I. Main Street Series II Shares	572	44,982

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Invesco V.I. Main Street Mid Cap Series I Shares	$4,701	$9,363

Janus Henderson - Enterprise Service Shares	3,312	712

Janus Henderson - Forty Service Shares	226	13,300

MFS® Growth Initial Class	405,475	604,410

PIMCO CommodityRealReturn® Strategy Administrative Class	79,237	34,937

PIMCO Low Duration Administrative Class	144,641	165,221

PIMCO Real Return Administrative Class	89,347	93,576

PIMCO Total Return Administrative Class	631,328	600,924

Pioneer High Yield VCT Class II Shares	6,875	95,925

TA Aegon Sustainable Equity Income Service Class	205,909	185,701

TA BlackRock iShares Edge 40 Service Class	-	-

TA International Focus Initial Class	23,891	96,161

TA Janus Balanced Service Class	9,672	12,533

TA Janus Mid-Cap Growth Service Class	182,912	94,067

TA JPMorgan Enhanced Index Initial Class	2,318	739

TA Morgan Stanley Global Allocation Service Class	16,541	32,168

TA Multi-Managed Balanced Service Class	2,999	8,559

TA Small/Mid Cap Value Service Class	208,950	123,377

TA T. Rowe Price Small Cap Initial Class	30,653	54,790

TA TS&W International Equity Service Class	2,078	5,932

TA WMC US Growth Initial Class	18,879	286

TA WMC US Growth Service Class	62,700	427,224

Wanger Acorn	8,129	146,169

Wanger International	86,832	132,751

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	431	(378)	53	6,162	(6,605)	(443)
AB International Value Class A Shares	20	(6,763)	(6,743)	9,036	(9,481)	(445)
AB Large Cap Growth Class A Shares	221	(8,445)	(8,224)	1,359	(7,761)	(6,402)
AB Relative Value Class A Shares	102	(370)	(268)	633	(6,559)	(5,926)
AB Sustainable Global Thematic Growth Class A Shares	-	(705)	(705)	-	(427)	(427)
American Century VP Ultra® Class I Shares	4	(174)	(170)	68	(218)	(150)
American Funds - Asset Allocation Class 2 Shares	124	(233)	(109)	20,504	(23,789)	(3,285)
American Funds - Growth Class 2 Shares	133	(6,391)	(6,258)	43,242	(43,649)	(407)
American Funds - Growth-Income Class 2 Shares	10	(1,373)	(1,363)	18,835	(22,023)	(3,188)
American Funds - International Class 2 Shares	4,078	(10,974)	(6,896)	118,599	(124,618)	(6,019)
American Funds - The Bond Fund of America Class 2 Shares	2,184	(10,390)	(8,206)	33,933	(37,625)	(3,692)
BlackRock Advantage Large Cap Core V.I. Class I Shares	3,246	(18,610)	(15,364)	44,956	(71,021)	(26,065)
BlackRock Advantage Large Cap Value V.I. Class I Shares	1,507	(19,372)	(17,865)	28,179	(31,447)	(3,268)
BlackRock Advantage SMID Cap V.I. Class I Shares	844	(15,735)	(14,891)	9,114	(15,851)	(6,737)
BlackRock Basic Value V.I. Class I Shares	3,057	(25,739)	(22,682)	48,381	(76,300)	(27,919)
BlackRock Capital Appreciation V.I. Class I Shares	1,687	(28,090)	(26,403)	43,824	(53,144)	(9,320)
BlackRock Equity Dividend V.I. Class I Shares	397	(1,324)	(927)	-	(97)	(97)
BlackRock Global Allocation V.I. Class I Shares	5,223	(33,266)	(28,043)	82,189	(121,768)	(39,579)
BlackRock Government Money Market V.I. Class I Shares	229,005	(118,595)	110,410	173,236	(212,633)	(39,397)
BlackRock High Yield V.I. Class I Shares	3,596	(9,568)	(5,972)	53,236	(64,670)	(11,434)
BlackRock International V.I. Class I Shares	6,037	(16,472)	(10,435)	19,392	(29,510)	(10,118)
BlackRock Large Cap Focus Growth V.I. Class I Shares	1,343	(11,336)	(9,993)	8,862	(17,039)	(8,177)
BlackRock Managed Volatility V.I. Class I Shares	1,637	(6,520)	(4,883)	-	(1,315)	(1,315)
BlackRock S&P 500 Index V.I. Class I Shares	1,593	(10,620)	(9,027)	81,894	(93,203)	(11,309)
BlackRock Total Return V.I. Class I Shares	20,207	(48,178)	(27,971)	127,560	(160,021)	(32,461)
Davis Value	4,367	(25,752)	(21,385)	33,946	(43,097)	(9,151)
Eaton Vance VT Floating-Rate Income	431	(7,625)	(7,194)	47,959	(57,676)	(9,717)
Federated Hermes Kaufmann II Primary Shares	270	(3,479)	(3,209)	6,569	(8,966)	(2,397)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Federated Hermes Managed Volatility II Primary Shares	32	(667)	(635)	7,706	(8,148)	(442)
Franklin Templeton Foreign Class 2 Shares	-	(2,937)	(2,937)	10,332	(10,568)	(236)
Franklin Templeton Growth Class 2 Shares	8	(4,292)	(4,284)	7,395	(7,410)	(15)
Invesco V.I. American Franchise Series I Shares	342	(2,192)	(1,850)	974	(10,485)	(9,511)
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-
Invesco V.I. Comstock Series I Shares	3,044	(18,795)	(15,751)	41,368	(52,657)	(11,289)
Invesco V.I. Core Equity Series I Shares	981	(10,017)	(9,036)	367	(5,741)	(5,374)
Invesco V.I. EQV International Equity Series I Shares	1,186	(2,721)	(1,535)	1,398	(2,395)	(997)
Invesco V.I. Main Street Series II Shares	18	(1,292)	(1,274)	1,288	(1,386)	(98)
Invesco V.I. Main Street Mid Cap Series I Shares	170	(278)	(108)	5,008	(5,163)	(155)
Janus Henderson - Enterprise Service Shares	-	(3)	(3)	1,056	(1,060)	(4)
Janus Henderson - Forty Service Shares	-	(246)	(246)	4,482	(4,564)	(82)
MFS® Growth Initial Class	196	(11,690)	(11,494)	6,798	(8,482)	(1,684)
PIMCO CommodityRealReturn® Strategy Administrative Class	4,972	(3,824)	1,148	31,796	(42,810)	(11,014)
PIMCO Low Duration Administrative Class	8,529	(12,902)	(4,373)	148,995	(178,177)	(29,182)
PIMCO Real Return Administrative Class	4,209	(5,650)	(1,441)	79,658	(91,817)	(12,159)
PIMCO Total Return Administrative Class	22,793	(30,692)	(7,899)	184,047	(252,911)	(68,864)
Pioneer High Yield VCT Class II Shares	136	(5,341)	(5,205)	8,455	(9,527)	(1,072)
TA Aegon Sustainable Equity Income Service Class	12,388	(11,440)	948	121,517	(143,074)	(21,557)
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Focus Initial Class	194	(6,992)	(6,798)	1,222	(4,240)	(3,018)
TA Janus Balanced Service Class	321	(749)	(428)	8,655	(9,330)	(675)
TA Janus Mid-Cap Growth Service Class	746	(3,156)	(2,410)	42,023	(46,617)	(4,594)
TA JPMorgan Enhanced Index Initial Class	-	(8)	(8)	2,355	(2,362)	(7)
TA Morgan Stanley Global Allocation Service Class	1,336	(2,671)	(1,335)	-	(95)	(95)
TA Multi-Managed Balanced Service Class	-	(544)	(544)	4,892	(29)	4,863
TA Small/Mid Cap Value Service Class	2,167	(3,718)	(1,551)	55,953	(65,562)	(9,609)
TA T. Rowe Price Small Cap Initial Class	512	(3,055)	(2,543)	10,067	(11,209)	(1,142)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA TS&W International Equity Service Class	121	(432)	(311)	8,712	(9,280)	(568)
TA WMC US Growth Initial Class	592	(3)	589	-	-	-
TA WMC US Growth Service Class	682	(12,323)	(11,641)	65,737	(64,442)	1,295
Wanger Acorn	265	(4,264)	(3,999)	20,323	(19,815)	508
Wanger International	5,778	(7,711)	(1,933)	90,167	(83,938)	6,229

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Discovery Value Class A Shares	$13,807	$(13,366)	$441	$200,962	$(216,433)	$(15,471)
AB International Value Class A Shares	149	(49,527)	(49,378)	60,193	(63,363)	(3,170)
AB Large Cap Growth Class A Shares	15,072	(619,782)	(604,710)	94,124	(451,910)	(357,786)
AB Relative Value Class A Shares	3,488	(13,137)	(9,649)	20,050	(221,850)	(201,800)
AB Sustainable Global Thematic Growth Class A Shares	-	(11,899)	(11,899)	-	(8,166)	(8,166)
American Century VP Ultra® Class I Shares	183	(8,383)	(8,200)	2,764	(10,516)	(7,752)
American Funds - Asset Allocation Class 2 Shares	3,301	(6,281)	(2,980)	517,278	(605,059)	(87,781)
American Funds - Growth Class 2 Shares	6,447	(320,455)	(314,008)	1,966,386	(1,986,745)	(20,359)
American Funds - Growth-Income Class 2 Shares	327	(48,898)	(48,571)	595,137	(697,658)	(102,521)
American Funds - International Class 2 Shares	82,787	(229,539)	(146,752)	2,296,932	(2,407,664)	(110,732)
American Funds - The Bond Fund of America Class 2 Shares	25,946	(124,307)	(98,361)	413,405	(460,317)	(46,912)
BlackRock Advantage Large Cap Core V.I. Class I Shares	256,665	(1,676,010)	(1,419,345)	1,945,164	(4,493,134)	(2,547,970)
BlackRock Advantage Large Cap Value V.I. Class I Shares	53,538	(656,065)	(602,527)	862,243	(998,995)	(136,752)
BlackRock Advantage SMID Cap V.I. Class I Shares	78,727	(1,461,746)	(1,383,019)	361,715	(1,093,423)	(731,708)
BlackRock Basic Value V.I. Class I Shares	169,083	(1,687,207)	(1,518,124)	1,531,408	(3,034,124)	(1,502,716)
BlackRock Capital Appreciation V.I. Class I Shares	60,283	(1,009,426)	(949,143)	1,571,151	(1,837,101)	(265,950)
BlackRock Equity Dividend V.I. Class I Shares	33,043	(109,267)	(76,224)	-	(7,820)	(7,820)
BlackRock Global Allocation V.I. Class I Shares	228,152	(1,601,306)	(1,373,154)	2,218,385	(4,107,555)	(1,889,170)
BlackRock Government Money Market V.I. Class I Shares	2,766,436	(1,489,766)	1,276,670	1,855,108	(2,345,984)	(490,876)
BlackRock High Yield V.I. Class I Shares	129,550	(377,120)	(247,570)	1,124,633	(1,442,684)	(318,051)
BlackRock International V.I. Class I Shares	140,703	(382,924)	(242,221)	339,686	(574,509)	(234,823)
BlackRock Large Cap Focus Growth V.I. Class I Shares	56,417	(450,692)	(394,275)	337,533	(635,734)	(298,201)
BlackRock Managed Volatility V.I. Class I Shares	46,768	(185,060)	(138,292)	-	(34,762)	(34,762)
BlackRock S&P 500 Index V.I. Class I Shares	91,602	(578,766)	(487,164)	2,970,449	(3,593,310)	(622,861)
BlackRock Total Return V.I. Class I Shares	390,329	(1,082,060)	(691,731)	1,717,217	(2,328,423)	(611,206)
Davis Value	131,586	(715,574)	(583,988)	832,112	(1,076,385)	(244,273)
Eaton Vance VT Floating-Rate Income	6,196	(111,721)	(105,525)	664,780	(800,704)	(135,924)
Federated Hermes Kaufmann II Primary Shares	9,990	(124,853)	(114,863)	217,614	(305,282)	(87,668)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Federated Hermes Managed Volatility II Primary Shares	$341	$(7,237)	$(6,896)	$83,361	$(88,270)	$(4,909)

Franklin Templeton Foreign Class 2 Shares	-	(48,373)	(48,373)	152,569	(156,090)	(3,521)

Franklin Templeton Growth Class 2 Shares	137	(73,824)	(73,687)	115,608	(115,960)	(352)

Invesco V.I. American Franchise Series I Shares	9,117	(66,013)	(56,896)	29,483	(313,751)	(284,268)

Invesco V.I. American Value Series I Shares	-	-	-	-	-	-

Invesco V.I. Comstock Series I Shares	101,816	(633,191)	(531,375)	1,258,772	(1,620,051)	(361,279)

Invesco V.I. Core Equity Series I Shares	25,954	(267,636)	(241,682)	9,315	(144,827)	(135,512)

Invesco V.I. EQV International Equity Series I Shares	18,785	(50,808)	(32,023)	21,930	(43,727)	(21,797)

Invesco V.I. Main Street Series II Shares	574	(44,649)	(44,075)	37,275	(40,640)	(3,365)

Invesco V.I. Main Street Mid Cap Series I Shares	4,379	(7,464)	(3,085)	118,575	(122,893)	(4,318)

Janus Henderson - Enterprise Service Shares	-	(147)	(147)	38,875	(39,019)	(144)

Janus Henderson - Forty Service Shares	-	(10,669)	(10,669)	158,351	(162,182)	(3,831)

MFS® Growth Initial Class	4,349	(531,181)	(526,832)	272,314	(532,787)	(260,473)

PIMCO CommodityRealReturn® Strategy Administrative Class	40,300	(31,347)	8,953	326,467	(436,504)	(110,037)

PIMCO Low Duration Administrative Class	95,979	(145,824)	(49,845)	1,682,664	(2,014,716)	(332,052)

PIMCO Real Return Administrative Class	60,154	(79,560)	(19,406)	1,176,218	(1,358,508)	(182,290)

PIMCO Total Return Administrative Class	372,388	(498,268)	(125,880)	2,770,524	(3,942,900)	(1,172,376)

Pioneer High Yield VCT Class II Shares	2,441	(94,835)	(92,394)	148,541	(167,846)	(19,305)

TA Aegon Sustainable Equity Income Service Class	171,498	(159,476)	12,022	1,611,435	(1,916,802)	(305,367)

TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-

TA International Focus Initial Class	2,265	(81,649)	(79,384)	12,895	(47,123)	(34,228)

TA Janus Balanced Service Class	4,741	(10,807)	(6,066)	118,294	(128,296)	(10,002)

TA Janus Mid-Cap Growth Service Class	18,311	(81,237)	(62,926)	957,629	(1,064,895)	(107,266)

TA JPMorgan Enhanced Index Initial Class	-	(126)	(126)	36,475	(36,596)	(121)

TA Morgan Stanley Global Allocation Service Class	15,952	(31,830)	(15,878)	-	(1,165)	(1,165)

TA Multi-Managed Balanced Service Class	-	(7,627)	(7,627)	68,107	(403)	67,704

TA Small/Mid Cap Value Service Class	58,621	(103,304)	(44,683)	1,484,246	(1,747,863)	(263,617)

TA T. Rowe Price Small Cap Initial Class	7,315	(45,681)	(38,366)	133,030	(147,805)	(14,775)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA TS&W International Equity Service Class	$1,327	$(4,717)	$(3,390)	$88,342	$(94,432)	$(6,090)

TA WMC US Growth Initial Class	18,320	(106)	18,214	-	-	-

TA WMC US Growth Service Class	18,436	(405,662)	(387,226)	1,833,906	(1,794,331)	39,575

Wanger Acorn	8,313	(139,596)	(131,283)	592,399	(570,714)	21,685

Wanger International	83,721	(117,227)	(33,506)	1,263,822	(1,159,321)	104,501

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares

12/31/2023	5,942	$39.66	to	$36.73	$228,431	1.07%	1.25%	to	1.65%	15.73%	to	15.27%

12/31/2022	5,889	34.27	to	31.86	195,952	0.78	1.25	to	1.65	(16.68)	to	(17.01)

12/31/2021	6,332	41.13	to	38.39	253,122	0.77	1.25	to	1.65	34.26	to	33.72

12/31/2020	7,943	30.64	to	28.71	236,178	1.11	1.25	to	1.65	2.09	to	1.68

12/31/2019	7,289	30.01	to	28.24	212,803	0.68	1.25	to	1.65	18.60	to	18.13

AB International Value Class A Shares

12/31/2023	2,067	7.91	to	7.39	16,346	0.70	1.25	to	1.65	13.72	to	13.27

12/31/2022	8,810	6.95	to	6.53	59,847	3.28	1.25	to	1.65	(14.68)	to	(15.02)

12/31/2021	9,255	8.15	to	7.68	73,863	2.04	1.25	to	1.65	9.70	to	9.27

12/31/2020	9,356	7.43	to	7.03	68,174	1.95	1.25	to	1.65	1.19	to	0.79

12/31/2019	9,824	7.34	to	6.98	70,697	0.97	1.25	to	1.65	15.68	to	15.22

AB Large Cap Growth Class A Shares

12/31/2023	97,802	86.81	to	30.59	7,993,533	-	1.35	to	1.59	33.32	to	33.00

12/31/2022	106,026	65.11	to	23.00	6,511,742	-	1.35	to	1.59	(29.47)	to	(29.64)

12/31/2021	112,428	92.31	to	32.68	9,694,972	-	1.35	to	1.59	27.24	to	26.94

12/31/2020	125,741	72.55	to	25.75	8,569,893	-	1.35	to	1.59	33.67	to	33.35

12/31/2019	135,043	54.27	to	19.31	6,886,075	-	1.35	to	1.59	32.89	to	32.57

AB Relative Value Class A Shares

12/31/2023	13,844	37.99	to	37.19	516,977	1.52	1.25	to	1.65	10.64	to	10.20

12/31/2022	14,112	34.34	to	33.75	477,856	1.20	1.25	to	1.65	(5.38)	to	(5.76)

12/31/2021	20,038	36.29	to	35.81	719,235	0.82	1.25	to	1.65	26.57	to	26.06

12/31/2020	21,274	28.67	to	28.41	605,278	1.63	1.25	to	1.65	1.44	to	1.04

12/31/2019	22,313	28.26	to	28.12	627,857	1.23	1.25	to	1.65	22.01	to	21.96

AB Sustainable Global Thematic Growth Class A Shares

12/31/2023	184,315	18.64	to	18.64	3,436,012	0.29	1.35	to	1.35	14.46	to	14.46

12/31/2022	185,020	16.29	to	16.29	3,013,441	-	1.35	to	1.35	(27.96)	to	(27.96)

12/31/2021	185,447	22.61	to	22.61	4,192,808	-	1.35	to	1.35	21.22	to	21.22

12/31/2020	186,418	18.65	to	18.65	3,476,890	0.65	1.35	to	1.35	37.54	to	37.54

12/31/2019	189,768	13.56	to	13.56	2,573,304	0.43	1.35	to	1.35	28.41	to	28.41

American Century VP Ultra® Class I Shares

12/31/2023	4,867	58.51	to	54.18	271,112	-	1.25	to	1.65	41.73	to	41.17

12/31/2022	5,037	41.28	to	38.38	198,131	-	1.25	to	1.65	(33.21)	to	(33.48)

12/31/2021	5,187	61.81	to	57.70	305,957	-	1.25	to	1.65	21.63	to	21.15

12/31/2020	5,423	50.82	to	47.63	263,283	-	1.25	to	1.65	47.99	to	47.40

12/31/2019	6,561	34.34	to	32.31	215,451	-	1.25	to	1.65	32.91	to	32.38

American Funds - Asset Allocation Class 2 Shares

12/31/2023	16,977	30.90	to	28.61	486,633	2.26	1.40	to	1.80	12.69	to	12.24

12/31/2022	17,086	27.42	to	25.49	436,388	1.31	1.40	to	1.80	(14.61)	to	(14.95)

12/31/2021	20,371	32.11	to	29.97	614,580	1.51	1.40	to	1.80	13.50	to	13.05

12/31/2020	21,572	28.29	to	26.51	575,562	1.68	1.40	to	1.80	10.89	to	10.45

12/31/2019	22,314	25.51	to	24.00	539,029	1.93	1.40	to	1.80	19.55	to	19.07

American Funds - Growth Class 2 Shares

12/31/2023	34,774	63.29	to	58.61	2,109,692	0.36	1.40	to	1.80	36.56	to	36.02

12/31/2022	41,032	46.35	to	43.09	1,827,966	0.23	1.40	to	1.80	(30.91)	to	(31.19)

12/31/2021	41,439	67.08	to	62.62	2,679,210	0.21	1.40	to	1.80	20.29	to	19.81

12/31/2020	50,158	55.76	to	52.26	2,700,936	0.32	1.40	to	1.80	49.97	to	49.37

12/31/2019	52,159	37.18	to	34.99	1,875,694	0.75	1.40	to	1.80	28.96	to	28.44

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth-Income Class 2 Shares

12/31/2023	14,479	$41.73	to	$38.64	$584,373	1.37%	1.40%	to	1.80%	24.39%	to	23.90%

12/31/2022	15,842	33.55	to	31.19	513,283	0.89	1.40	to	1.80	(17.65)	to	(17.98)

12/31/2021	19,030	40.74	to	38.02	750,616	1.11	1.40	to	1.80	22.37	to	21.88

12/31/2020	20,035	33.29	to	31.20	647,213	1.38	1.40	to	1.80	11.97	to	11.52

12/31/2019	16,879	29.73	to	27.98	489,006	1.47	1.40	to	1.80	24.38	to	23.89

American Funds - International Class 2 Shares

12/31/2023	93,634	22.88	to	21.19	2,052,765	1.31	1.40	to	1.80	14.24	to	13.78

12/31/2022	100,530	20.03	to	18.62	1,933,537	1.26	1.40	to	1.80	(21.89)	to	(22.20)

12/31/2021	106,549	25.64	to	23.93	2,630,840	2.38	1.40	to	1.80	(2.87)	to	(3.25)

12/31/2020	109,748	26.40	to	24.74	2,792,103	0.66	1.40	to	1.80	12.39	to	11.94

12/31/2019	130,708	23.49	to	22.10	2,964,727	1.44	1.40	to	1.80	21.17	to	20.69

American Funds - The Bond Fund of America Class 2 Shares

12/31/2023	20,293	12.78	to	11.84	247,728	2.93	1.40	to	1.80	3.56	to	3.15

12/31/2022	28,499	12.34	to	11.48	337,065	2.05	1.40	to	1.80	(13.79)	to	(14.14)

12/31/2021	32,191	14.32	to	13.37	443,820	1.35	1.40	to	1.80	(1.69)	to	(2.09)

12/31/2020	32,117	14.57	to	13.65	451,448	2.11	1.40	to	1.80	8.21	to	7.78

12/31/2019	32,439	13.46	to	12.67	422,448	2.51	1.40	to	1.80	7.84	to	7.41

BlackRock Advantage Large Cap Core V.I. Class I Shares

12/31/2023	149,530	45.35	to	42.00	14,631,788	0.85	1.25	to	1.65	23.68	to	23.19

12/31/2022	164,894	36.67	to	34.09	13,152,322	0.88	1.25	to	1.65	(20.98)	to	(21.30)

12/31/2021	190,959	46.40	to	43.32	19,662,062	1.48	1.25	to	1.65	26.85	to	26.34

12/31/2020	204,469	36.58	to	34.29	16,545,019	1.17	1.25	to	1.65	18.31	to	17.84

12/31/2019	213,208	30.92	to	29.10	14,597,207	1.40	1.25	to	1.65	27.32	to	26.82

BlackRock Advantage Large Cap Value V.I. Class I Shares

12/31/2023	91,208	34.25	to	31.72	3,607,894	1.53	1.25	to	1.65	12.29	to	11.85

12/31/2022	109,073	30.50	to	28.36	3,803,714	1.61	1.25	to	1.65	(9.30)	to	(9.66)

12/31/2021	112,341	33.63	to	31.39	4,318,662	1.61	1.25	to	1.65	24.95	to	24.45

12/31/2020	122,717	26.91	to	25.22	3,777,399	1.68	1.25	to	1.65	2.37	to	1.96

12/31/2019	136,926	26.29	to	24.74	4,131,474	2.06	1.25	to	1.65	23.34	to	22.85

BlackRock Advantage SMID Cap V.I. Class I Shares

12/31/2023	87,395	38.13	to	35.30	9,983,316	0.93	1.25	to	1.65	17.41	to	16.94

12/31/2022	102,286	32.47	to	30.19	9,848,612	0.90	1.25	to	1.65	(17.51)	to	(17.84)

12/31/2021	109,023	39.37	to	36.74	12,790,625	0.86	1.25	to	1.65	12.23	to	11.78

12/31/2020	116,102	35.08	to	32.87	12,193,424	1.17	1.25	to	1.65	18.47	to	18.00

12/31/2019	123,622	29.61	to	27.86	10,998,485	1.72	1.25	to	1.65	27.38	to	26.87

BlackRock Basic Value V.I. Class I Shares

12/31/2023	158,646	33.15	to	30.70	12,725,271	1.75	1.25	to	1.65	15.17	to	14.71

12/31/2022	181,328	28.78	to	26.76	12,505,672	1.35	1.25	to	1.65	(6.10)	to	(6.47)

12/31/2021	209,247	30.65	to	28.61	14,892,776	1.24	1.25	to	1.65	20.16	to	19.68

12/31/2020	235,720	25.51	to	23.91	13,792,741	2.41	1.25	to	1.65	2.14	to	1.74

12/31/2019	246,145	24.97	to	23.50	14,252,655	2.38	1.25	to	1.65	22.37	to	21.88

BlackRock Capital Appreciation V.I. Class I Shares

12/31/2023	173,689	52.79	to	48.88	7,081,999	-	1.25	to	1.65	47.16	to	46.57

12/31/2022	200,092	35.87	to	33.35	5,582,647	-	1.25	to	1.65	(38.41)	to	(38.66)

12/31/2021	209,412	58.24	to	54.37	9,489,491	-	1.25	to	1.65	19.65	to	19.17

12/31/2020	230,706	48.68	to	45.62	8,763,064	-	1.25	to	1.65	40.15	to	39.59

12/31/2019	271,475	34.73	to	32.68	7,383,387	-	1.25	to	1.65	30.35	to	29.83

BlackRock Equity Dividend V.I. Class I Shares

12/31/2023	11,550	87.14	to	87.14	1,006,491	2.04	1.35	to	1.35	10.74	to	10.74

12/31/2022	12,477	78.69	to	78.69	981,867	1.68	1.35	to	1.35	(5.13)	to	(5.13)

12/31/2021	12,574	82.95	to	82.95	1,043,043	1.53	1.35	to	1.35	18.93	to	18.93

12/31/2020	14,012	69.75	to	69.75	977,292	2.22	1.35	to	1.35	2.52	to	2.52

12/31/2019	15,996	68.03	to	68.03	1,088,300	2.07	1.35	to	1.35	26.00	to	26.00

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Global Allocation V.I. Class I Shares

12/31/2023	315,054	$27.41	to	$25.39	$15,390,734	2.18%	1.25%	to	1.65%	11.43%	to	10.99%

12/31/2022	343,097	24.60	to	22.87	15,145,637	-	1.25	to	1.65	(16.90)	to	(17.23)

12/31/2021	382,676	29.60	to	27.63	20,433,926	0.90	1.25	to	1.65	5.35	to	4.93

12/31/2020	417,538	28.10	to	26.34	21,312,942	1.28	1.25	to	1.65	19.51	to	19.03

12/31/2019	464,363	23.51	to	22.13	19,937,093	1.24	1.25	to	1.65	16.52	to	16.06

BlackRock Government Money Market V.I. Class I Shares

12/31/2023	563,915	10.17	to	9.41	7,301,207	4.79	1.25	to	1.65	3.55	to	3.14

12/31/2022	453,505	9.82	to	9.13	5,784,634	1.35	1.25	to	1.65	0.15	to	(0.25)

12/31/2021	492,902	9.80	to	9.15	6,273,958	-	1.25	to	1.65	(1.24)	to	(1.63)

12/31/2020	529,499	9.92	to	9.30	6,850,179	0.30	1.25	to	1.65	(0.91)	to	(1.30)

12/31/2019	391,371	10.02	to	9.42	5,071,924	1.96	1.25	to	1.65	0.71	to	0.30

BlackRock High Yield V.I. Class I Shares

12/31/2023	101,497	24.18	to	22.40	3,857,861	6.56	1.25	to	1.65	11.79	to	11.34

12/31/2022	107,469	21.63	to	20.11	3,691,849	4.83	1.25	to	1.65	(11.45)	to	(11.81)

12/31/2021	118,903	24.43	to	22.81	4,527,498	4.52	1.25	to	1.65	4.02	to	3.60

12/31/2020	125,994	23.49	to	22.01	4,638,566	5.31	1.25	to	1.65	5.96	to	5.54

12/31/2019	135,752	22.17	to	20.86	4,778,294	5.40	1.25	to	1.65	13.86	to	13.40

BlackRock International V.I. Class I Shares

12/31/2023	160,614	20.68	to	19.15	3,968,249	0.86	1.25	to	1.65	17.55	to	17.08

12/31/2022	171,049	17.59	to	16.36	3,603,236	0.80	1.25	to	1.65	(25.55)	to	(25.85)

12/31/2021	181,167	23.63	to	22.06	5,152,175	0.64	1.25	to	1.65	7.33	to	6.90

12/31/2020	202,039	22.02	to	20.64	5,369,864	0.51	1.25	to	1.65	19.82	to	19.34

12/31/2019	224,455	18.38	to	17.29	4,988,517	1.19	1.25	to	1.65	30.48	to	29.96

BlackRock Large Cap Focus Growth V.I. Class I Shares

12/31/2023	104,457	56.15	to	52.00	4,897,202	-	1.25	to	1.65	50.97	to	50.37

12/31/2022	114,450	37.19	to	34.58	3,555,942	-	1.25	to	1.65	(38.88)	to	(39.12)

12/31/2021	122,627	60.85	to	56.80	6,237,977	-	1.25	to	1.65	16.62	to	16.16

12/31/2020	131,764	52.18	to	48.90	5,751,294	-	1.25	to	1.65	41.96	to	41.39

12/31/2019	144,363	36.76	to	34.59	4,441,398	-	1.25	to	1.65	31.05	to	30.53

BlackRock Managed Volatility V.I. Class I Shares

12/31/2023	37,232	28.67	to	28.67	1,067,523	8.22	1.35	to	1.35	1.81	to	1.81

12/31/2022	42,115	28.16	to	28.16	1,185,999	-	1.35	to	1.35	4.79	to	4.79

12/31/2021	43,430	26.87	to	26.87	1,167,151	0.68	1.35	to	1.35	(0.67)	to	(0.67)

12/31/2020	46,572	27.06	to	27.06	1,259,996	3.84	1.35	to	1.35	2.18	to	2.18

12/31/2019	48,665	26.48	to	26.48	1,288,498	3.37	1.35	to	1.35	0.66	to	0.66

BlackRock S&P 500 Index V.I. Class I Shares

12/31/2023	381,576	46.93	to	43.45	23,872,975	1.39	1.25	to	1.65	24.66	to	24.16

12/31/2022	390,603	37.64	to	35.00	19,617,519	1.39	1.25	to	1.65	(19.24)	to	(19.57)

12/31/2021	401,912	46.61	to	43.51	25,037,938	1.31	1.25	to	1.65	26.94	to	26.43

12/31/2020	429,735	36.72	to	34.41	21,213,967	1.83	1.25	to	1.65	16.77	to	16.31

12/31/2019	437,833	31.45	to	29.59	18,569,614	2.17	1.25	to	1.65	29.71	to	29.19

BlackRock Total Return V.I. Class I Shares

12/31/2023	277,589	13.72	to	12.70	5,394,423	3.89	1.25	to	1.65	4.51	to	4.10

12/31/2022	305,560	13.12	to	12.20	5,854,295	2.16	1.25	to	1.65	(15.12)	to	(15.46)

12/31/2021	338,021	15.46	to	14.43	7,588,945	1.68	1.25	to	1.65	(2.66)	to	(3.05)

12/31/2020	354,597	15.88	to	14.88	8,201,459	2.19	1.25	to	1.65	7.54	to	7.11

12/31/2019	396,893	14.77	to	13.90	8,546,867	2.94	1.25	to	1.65	8.13	to	7.70

Davis Value

12/31/2023	116,911	33.51	to	31.03	3,774,366	1.31	1.25	to	1.65	30.99	to	30.47

12/31/2022	138,296	25.58	to	23.78	3,410,072	1.17	1.25	to	1.65	(21.12)	to	(21.44)

12/31/2021	147,447	32.43	to	30.27	4,617,478	0.58	1.25	to	1.65	16.39	to	15.92

12/31/2020	162,116	27.87	to	26.11	4,374,129	0.71	1.25	to	1.65	10.33	to	9.89

12/31/2019	179,069	25.26	to	23.76	4,387,837	1.57	1.25	to	1.65	29.54	to	29.02

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Eaton Vance VT Floating-Rate Income
12/31/2023		34,756	$16.21	to	$15.01	$528,040	8.19%	1.15%	to	1.55%	9.94%	to	9.51%
12/31/2022		41,950	14.75	to	13.71	584,058	3.24	1.15	to	1.55	(3.85)	to	(4.23)
12/31/2021		51,667	15.34	to	14.32	750,325	2.90	1.15	to	1.55	2.44	to	2.03
12/31/2020		48,313	14.97	to	14.03	687,256	3.29	1.15	to	1.55	0.83	to	0.43
12/31/2019		44,715	14.85	to	13.97	632,989	4.30	1.15	to	1.55	5.86	to	5.43
Federated Hermes Kaufmann II Primary Shares
12/31/2023		27,536	40.52	to	37.52	1,068,808	-	1.25	to	1.65	13.80	to	13.35
12/31/2022		30,745	35.60	to	33.10	1,048,561	-	1.25	to	1.65	(30.96)	to	(31.23)
12/31/2021		33,142	51.57	to	48.14	1,639,600	-	1.25	to	1.65	1.24	to	0.83
12/31/2020		35,068	50.94	to	47.74	1,715,858	-	1.25	to	1.65	27.19	to	26.69
12/31/2019		39,219	40.05	to	37.68	1,510,321	-	1.25	to	1.65	32.16	to	31.63
Federated Hermes Managed Volatility II Primary Shares
12/31/2023		11,601	11.63	to	11.39	133,752	1.89	1.25	to	1.65	7.34	to	6.91
12/31/2022		12,236	10.84	to	10.65	131,657	1.51	1.25	to	1.65	(14.82)	to	(15.16)
12/31/2021		12,678	12.73	to	12.56	160,426	1.78	1.25	to	1.65	17.04	to	16.57
12/31/2020		13,600	10.87	to	10.77	147,287	2.60	1.25	to	1.65	(0.32)	to	(0.72)
12/31/2019		15,367	10.91	to	10.85	167,250	1.56	1.25	to	1.65	18.73	to	18.26
Franklin Templeton Foreign Class 2 Shares
12/31/2023		7,270	18.39	to	17.03	128,815	3.13	1.15	to	1.55	19.38	to	18.91
12/31/2022		10,207	15.40	to	14.32	151,761	2.20	1.15	to	1.55	(8.66)	to	(9.02)
12/31/2021		10,443	16.87	to	15.74	170,343	1.62	1.15	to	1.55	2.97	to	2.56
12/31/2020		15,286	16.38	to	15.35	242,557	3.38	1.15	to	1.55	(2.29)	to	(2.68)
12/31/2019		15,596	16.76	to	15.77	253,802	1.72	1.15	to	1.55	11.24	to	10.80
Franklin Templeton Growth Class 2 Shares
12/31/2023		2,881	19.92	to	18.45	53,801	3.09	1.15	to	1.55	19.63	to	19.15
12/31/2022		7,165	16.65	to	15.48	113,765	0.11	1.15	to	1.55	(12.51)	to	(12.86)
12/31/2021		7,180	19.03	to	17.77	130,722	1.10	1.15	to	1.55	3.67	to	3.26
12/31/2020		7,683	18.36	to	17.21	135,083	2.99	1.15	to	1.55	4.59	to	4.17
12/31/2019		7,615	17.55	to	16.52	128,375	2.78	1.15	to	1.55	13.84	to	13.38
Invesco V.I. American Franchise Series I Shares
12/31/2023		32,545	35.28	to	20.17	1,133,756	-	1.35	to	1.59	39.04	to	38.71
12/31/2022		34,395	25.38	to	14.54	862,357	-	1.35	to	1.59	(32.04)	to	(32.20)
12/31/2021		43,906	37.34	to	21.45	1,621,286	-	1.35	to	1.59	10.43	to	10.16
12/31/2020		48,312	33.81	to	19.47	1,617,246	0.07	1.35	to	1.59	40.45	to	40.11
12/31/2019		51,104	24.07	to	13.90	1,218,318	-	1.35	to	1.59	34.92	to	34.60
Invesco V.I. American Value Series I Shares
12/31/2023		-	11.54	to	11.42	-	-	1.25	to	1.65	14.17	to	13.71
12/31/2022		-	10.11	to	10.04	-	-	1.25	to	1.65	(3.82)	to	(4.20)
12/31/2021	(1)	-	10.51	to	10.48	-	-	1.25	to	1.65	-	to	-
Invesco V.I. Comstock Series I Shares
12/31/2023		100,405	36.76	to	34.04	3,681,724	1.82	1.25	to	1.65	10.97	to	10.53
12/31/2022		116,156	33.12	to	30.79	3,833,950	1.42	1.25	to	1.65	(0.13)	to	(0.53)
12/31/2021		127,445	33.17	to	30.96	4,209,470	1.72	1.25	to	1.65	31.70	to	31.18
12/31/2020		165,258	25.18	to	23.60	4,138,477	2.49	1.25	to	1.65	(2.08)	to	(2.48)
12/31/2019		175,757	25.72	to	24.20	4,509,803	1.96	1.25	to	1.65	23.74	to	23.25
Invesco V.I. Core Equity Series I Shares
12/31/2023		96,126	29.17	to	27.95	2,802,018	0.73	1.35	to	1.59	21.71	to	21.42
12/31/2022		105,162	23.97	to	23.02	2,518,677	0.91	1.35	to	1.59	(21.61)	to	(21.80)
12/31/2021		110,536	30.57	to	29.44	3,377,360	0.67	1.35	to	1.59	26.03	to	25.73
12/31/2020		121,534	24.26	to	23.41	2,946,714	1.35	1.35	to	1.59	12.32	to	12.05
12/31/2019		128,456	21.60	to	20.89	2,772,978	0.95	1.35	to	1.59	27.24	to	26.93

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. EQV International Equity Series I Shares
12/31/2023	28,377	$30.28	to	$16.80	$504,807	0.20%	1.55%	to	1.59%	16.33%	to	16.29%
12/31/2022	29,912	26.03	to	14.45	462,300	1.75	1.55	to	1.59	(19.56)	to	(19.59)
12/31/2021	30,909	32.36	to	17.97	599,264	1.28	1.55	to	1.59	4.26	to	4.22
12/31/2020	32,597	31.04	to	17.24	603,367	2.35	1.55	to	1.59	12.24	to	12.20
12/31/2019	36,151	27.65	to	15.37	607,641	1.54	1.55	to	1.59	26.60	to	26.54
Invesco V.I. Main Street Series II Shares
12/31/2023	-	38.78	to	35.91	-	-	1.15	to	1.55	21.43	to	20.95
12/31/2022	1,274	31.94	to	29.69	37,820	0.80	1.15	to	1.55	(21.22)	to	(21.53)
12/31/2021	1,372	40.54	to	37.84	51,929	0.51	1.15	to	1.55	25.78	to	25.28
12/31/2020	1,410	32.23	to	30.21	42,588	1.22	1.15	to	1.55	12.39	to	11.94
12/31/2019	1,355	28.68	to	26.98	36,569	1.11	1.15	to	1.55	30.23	to	29.71
Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2023	4,488	30.39	to	28.15	127,756	0.29	1.25	to	1.65	13.05	to	12.60
12/31/2022	4,596	26.89	to	25.00	116,080	0.25	1.25	to	1.65	(15.32)	to	(15.66)
12/31/2021	4,751	31.75	to	29.64	142,206	0.40	1.25	to	1.65	21.71	to	21.23
12/31/2020	5,858	26.09	to	24.45	145,040	0.74	1.25	to	1.65	7.89	to	7.46
12/31/2019	5,712	24.18	to	22.75	131,473	0.50	1.25	to	1.65	23.72	to	23.23
Janus Henderson - Enterprise Service Shares
12/31/2023	1,050	45.76	to	42.78	46,505	0.09	1.15	to	1.55	16.43	to	15.97
12/31/2022	1,053	39.30	to	36.89	40,141	0.19	1.15	to	1.55	(17.11)	to	(17.44)
12/31/2021	1,057	47.41	to	44.68	48,676	0.24	1.15	to	1.55	15.21	to	14.75
12/31/2020	1,059	41.15	to	38.94	42,437	0.04	1.15	to	1.55	17.82	to	17.35
12/31/2019	1,062	34.93	to	33.18	36,183	0.05	1.15	to	1.55	33.61	to	33.08
Janus Henderson - Forty Service Shares
12/31/2023	4,161	51.62	to	48.27	204,108	0.12	1.15	to	1.55	38.06	to	37.51
12/31/2022	4,407	37.39	to	35.10	157,199	0.04	1.15	to	1.55	(34.49)	to	(34.75)
12/31/2021	4,489	57.08	to	53.79	244,878	0.53	1.15	to	1.55	21.20	to	20.72
12/31/2020	4,700	47.09	to	44.56	212,308	0.63	1.15	to	1.55	37.45	to	36.90
12/31/2019	5,123	34.26	to	32.55	169,065	0.02	1.15	to	1.55	35.29	to	34.75
MFS® Growth Initial Class
12/31/2023	102,910	79.10	to	26.56	5,727,476	-	1.35	to	1.59	34.05	to	33.73
12/31/2022	114,404	59.01	to	19.86	4,722,990	-	1.35	to	1.59	(32.55)	to	(32.71)
12/31/2021	116,088	87.49	to	29.52	7,343,556	-	1.35	to	1.59	21.88	to	21.58
12/31/2020	128,477	71.78	to	24.28	6,591,990	-	1.35	to	1.59	30.09	to	29.78
12/31/2019	148,039	55.18	to	18.71	5,827,326	-	1.35	to	1.59	36.30	to	35.97
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2023	29,610	8.28	to	7.67	233,567	15.73	1.25	to	1.65	(9.00)	to	(9.36)
12/31/2022	28,462	9.10	to	8.46	247,627	16.37	1.25	to	1.65	7.27	to	6.84
12/31/2021	39,476	8.49	to	7.92	320,954	4.15	1.25	to	1.65	31.69	to	31.16
12/31/2020	52,276	6.44	to	6.04	323,071	6.41	1.25	to	1.65	0.09	to	(0.31)
12/31/2019	50,906	6.44	to	6.06	314,979	4.46	1.25	to	1.65	10.05	to	9.61
PIMCO Low Duration Administrative Class
12/31/2023	116,310	12.00	to	11.22	1,344,173	3.60	1.25	to	1.65	3.67	to	3.26
12/31/2022	120,683	11.57	to	10.86	1,348,480	1.16	1.25	to	1.65	(6.91)	to	(7.28)
12/31/2021	149,865	12.43	to	11.72	1,802,941	0.52	1.25	to	1.65	(2.16)	to	(2.55)
12/31/2020	157,140	12.70	to	12.02	1,933,402	1.22	1.25	to	1.65	1.71	to	1.31
12/31/2019	162,860	12.49	to	11.87	1,972,114	2.77	1.25	to	1.65	2.73	to	2.32
PIMCO Real Return Administrative Class
12/31/2023	68,013	15.06	to	13.95	981,374	3.00	1.25	to	1.65	2.39	to	1.98
12/31/2022	69,454	14.71	to	13.68	980,706	5.13	1.25	to	1.65	(13.00)	to	(13.34)
12/31/2021	81,613	16.91	to	15.78	1,327,171	4.96	1.25	to	1.65	4.27	to	3.86
12/31/2020	91,824	16.21	to	15.20	1,433,342	1.40	1.25	to	1.65	10.33	to	9.89
12/31/2019	103,822	14.70	to	13.83	1,470,994	1.68	1.25	to	1.65	7.09	to	6.66

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

PIMCO Total Return Administrative Class

12/31/2023	449,025	$15.72	to	$14.55	$7,525,470	3.57%	1.25%	to	1.65%	4.62%	to	4.20%

12/31/2022	456,924	15.02	to	13.97	7,334,072	2.34	1.25	to	1.65	(15.36)	to	(15.70)

12/31/2021	525,788	17.75	to	16.57	10,007,158	1.82	1.25	to	1.65	(2.49)	to	(2.88)

12/31/2020	561,869	18.20	to	17.06	11,009,997	2.13	1.25	to	1.65	7.30	to	6.87

12/31/2019	601,526	16.96	to	15.96	10,998,379	3.01	1.25	to	1.65	7.01	to	6.58

Pioneer High Yield VCT Class II Shares

12/31/2023	2,514	19.75	to	18.29	48,254	5.30	1.20	to	1.60	9.67	to	9.24

12/31/2022	7,719	18.01	to	16.74	134,415	3.46	1.20	to	1.60	(12.49)	to	(12.84)

12/31/2021	8,791	20.58	to	19.21	175,140	4.87	1.20	to	1.60	4.19	to	3.77

12/31/2020	8,752	19.75	to	18.51	167,767	5.16	1.20	to	1.60	0.76	to	0.36

12/31/2019	8,640	19.60	to	18.45	164,882	4.67	1.20	to	1.60	12.92	to	12.47

TA Aegon Sustainable Equity Income Service Class

12/31/2023	128,721	15.07	to	14.48	1,893,791	1.94	1.25	to	1.65	4.69	to	4.27

12/31/2022	127,773	14.39	to	13.89	1,799,940	1.39	1.25	to	1.65	(12.94)	to	(13.28)

12/31/2021	149,330	16.53	to	16.02	2,422,391	1.84	1.25	to	1.65	20.60	to	20.12

12/31/2020	187,957	13.71	to	13.34	2,532,587	2.92	1.25	to	1.65	(8.74)	to	(9.10)

12/31/2019	171,259	15.02	to	14.67	2,534,057	2.21	1.25	to	1.65	22.04	to	21.55

TA BlackRock iShares Edge 40 Service Class

12/31/2023	-	12.89	to	12.10	-	-	1.25	to	1.65	7.72	to	7.29

12/31/2022	-	11.97	to	11.28	-	-	1.25	to	1.65	(15.50)	to	(15.84)

12/31/2021	-	14.16	to	13.40	-	-	1.25	to	1.65	4.46	to	4.04

12/31/2020	-	13.56	to	12.88	-	-	1.25	to	1.65	8.09	to	7.66

12/31/2019	-	12.54	to	11.96	-	-	1.25	to	1.65	13.67	to	13.22

TA International Focus Initial Class

12/31/2023	87,439	12.35	to	12.35	1,079,639	2.00	1.35	to	1.35	11.03	to	11.03

12/31/2022	94,237	11.12	to	11.12	1,047,982	2.98	1.35	to	1.35	(21.11)	to	(21.11)

12/31/2021	97,255	14.10	to	14.10	1,371,043	1.22	1.35	to	1.35	9.33	to	9.33

12/31/2020	112,740	12.89	to	12.89	1,453,681	2.27	1.35	to	1.35	19.28	to	19.28

12/31/2019	134,578	10.81	to	10.81	1,454,824	1.61	1.35	to	1.35	25.97	to	25.97

TA Janus Balanced Service Class

12/31/2023	7,927	15.85	to	15.42	123,930	1.15	1.25	to	1.65	13.59	to	13.14

12/31/2022	8,355	13.95	to	13.63	115,220	0.59	1.25	to	1.65	(17.80)	to	(18.13)

12/31/2021	9,030	16.97	to	16.65	151,806	1.11	1.25	to	1.65	14.01	to	13.55

12/31/2020	8,985	14.89	to	14.66	132,756	1.50	1.25	to	1.65	12.89	to	12.44

12/31/2019	9,537	13.19	to	13.04	125,060	1.37	1.25	to	1.65	20.26	to	19.78

TA Janus Mid-Cap Growth Service Class

12/31/2023	33,958	28.01	to	26.70	924,407	-	1.25	to	1.65	15.35	to	14.90

12/31/2022	36,368	24.28	to	23.24	860,412	-	1.25	to	1.65	(17.96)	to	(18.29)

12/31/2021	40,962	29.60	to	28.44	1,183,926	0.10	1.25	to	1.65	15.54	to	15.08

12/31/2020	48,299	25.62	to	24.72	1,210,595	0.04	1.25	to	1.65	17.45	to	16.99

12/31/2019	54,556	21.81	to	21.13	1,166,763	-	1.25	to	1.65	34.64	to	34.10

TA JPMorgan Enhanced Index Initial Class

12/31/2023	2,344	20.33	to	19.82	46,691	0.82	1.15	to	1.55	26.21	to	25.71

12/31/2022	2,352	16.11	to	15.77	37,227	0.48	1.15	to	1.55	(19.28)	to	(19.61)

12/31/2021	2,359	19.96	to	19.61	46,411	0.78	1.15	to	1.55	28.63	to	28.12

12/31/2020	2,369	15.52	to	15.31	36,352	1.46	1.15	to	1.55	18.79	to	18.32

12/31/2019	2,385	13.06	to	12.94	30,918	1.19	1.15	to	1.55	29.54	to	29.02

TA Morgan Stanley Global Allocation Service Class

12/31/2023	1,336	12.82	to	12.79	17,080	-	1.55	to	1.59	11.94	to	11.90

12/31/2022	2,671	11.45	to	11.43	30,529	0.08	1.55	to	1.59	(19.03)	to	(19.06)

12/31/2021	2,766	14.15	to	14.12	39,050	0.48	1.55	to	1.59	6.51	to	6.47

12/31/2020	2,878	13.28	to	13.26	38,165	1.28	1.55	to	1.59	16.52	to	16.47

12/31/2019	-	11.40	to	11.39	-	-	1.55	to	1.59	16.03	to	15.99

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Multi-Managed Balanced Service Class

12/31/2023		4,319	$15.73	to	$15.31	$67,007	1.31%	1.25%	to	1.65%	16.97%	to	16.50%

12/31/2022		4,863	13.45	to	13.14	64,638	1.20	1.25	to	1.65	(17.52)	to	(17.85)

12/31/2021		-	16.30	to	15.99	-	-	1.25	to	1.65	15.34	to	14.88

12/31/2020		-	14.13	to	13.92	-	-	1.25	to	1.65	14.17	to	13.71

12/31/2019		-	12.38	to	12.24	-	-	1.25	to	1.65	19.99	to	19.51

TA Small/Mid Cap Value Service Class

12/31/2023		48,207	30.82	to	28.94	1,426,309	0.83	1.25	to	1.65	10.76	to	10.32

12/31/2022		49,758	27.83	to	26.23	1,333,108	0.23	1.25	to	1.65	(9.66)	to	(10.02)

12/31/2021		59,367	30.81	to	29.15	1,765,992	0.47	1.25	to	1.65	26.23	to	25.73

12/31/2020		76,504	24.41	to	23.19	1,805,989	1.04	1.25	to	1.65	2.45	to	2.04

12/31/2019		76,596	23.82	to	22.72	1,768,664	0.74	1.25	to	1.65	23.39	to	22.90

TA T. Rowe Price Small Cap Initial Class

12/31/2023		38,513	16.54	to	16.09	620,563	-	1.15	to	1.59	19.82	to	19.29

12/31/2022		41,056	13.81	to	13.49	554,399	-	1.15	to	1.59	(23.27)	to	(23.61)

12/31/2021		42,198	18.00	to	17.65	745,895	-	1.15	to	1.59	10.10	to	9.62

12/31/2020		50,410	16.35	to	16.10	812,799	-	1.15	to	1.59	22.15	to	21.61

12/31/2019		58,827	13.38	to	13.24	779,763	-	1.15	to	1.59	31.25	to	30.68

TA TS&W International Equity Service Class

12/31/2023		8,077	11.96	to	11.66	95,421	0.83	1.15	to	1.55	13.94	to	13.49

12/31/2022		8,388	10.50	to	10.28	87,121	2.25	1.15	to	1.55	(15.61)	to	(15.95)

12/31/2021		8,956	12.44	to	12.23	110,469	1.65	1.15	to	1.55	11.91	to	11.46

12/31/2020		9,283	11.12	to	10.97	102,513	2.87	1.15	to	1.55	4.99	to	4.57

12/31/2019		9,923	10.59	to	10.49	104,572	1.18	1.15	to	1.55	19.36	to	18.88

TA WMC US Growth Initial Class

12/31/2023	(1)	589	38.96	to	36.53	22,218	0.04	1.15	to	1.55	-	to	-

TA WMC US Growth Service Class

12/31/2023		44,070	38.90	to	36.52	1,651,826	-	1.15	to	1.55	40.11	to	39.55

12/31/2022		55,711	27.76	to	26.17	1,493,662	-	1.15	to	1.55	(32.30)	to	(32.57)

12/31/2021		54,416	41.01	to	38.81	2,158,612	-	1.15	to	1.55	19.00	to	18.52

12/31/2020		66,737	34.46	to	32.74	2,227,862	-	1.15	to	1.55	35.37	to	34.83

12/31/2019		87,068	25.46	to	24.28	2,151,040	-	1.15	to	1.55	38.08	to	37.53

Wanger Acorn

12/31/2023		13,161	37.42	to	34.65	469,031	-	1.25	to	1.65	20.23	to	19.75

12/31/2022		17,160	31.13	to	28.94	511,071	-	1.25	to	1.65	(34.29)	to	(34.55)

12/31/2021		16,652	47.37	to	44.21	756,576	0.75	1.25	to	1.65	7.55	to	7.12

12/31/2020		18,055	44.04	to	41.28	763,842	-	1.25	to	1.65	22.69	to	22.20

12/31/2019		20,248	35.90	to	33.78	699,689	0.26	1.25	to	1.65	29.47	to	28.96

Wanger International

12/31/2023		70,853	16.84	to	15.75	1,143,729	0.33	1.25	to	1.65	15.51	to	15.05

12/31/2022		72,786	14.58	to	13.69	1,020,239	0.66	1.25	to	1.65	(34.67)	to	(34.93)

12/31/2021		66,557	22.32	to	21.04	1,431,674	0.56	1.25	to	1.65	17.33	to	16.87

12/31/2020		78,714	19.02	to	18.00	1,445,359	2.22	1.25	to	1.65	12.94	to	12.49

12/31/2019		85,888	16.84	to	16.00	1,399,345	0.84	1.25	to	1.65	28.38	to	27.86

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.10%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Initial Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.